Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000012182 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000012182 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000012182 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000012182 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000012182 | AppLovin Corp.Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012182 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000012182 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000012182 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000012182 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000012182 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000012182 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000012182 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000012182 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000012182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000012182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000012182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000012182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.37%
C000012182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000012182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.22%
C000012182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.09%
C000012182 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.64%
C000012182 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000012182 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000012184 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012184 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000012184 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000012184 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000012184 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000012184 | Alphabet, Inc.Class C
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000012184 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000012184 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000012184 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000012184 | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000012184 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	12.14%
C000012184 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000012184 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.34%
C000012184 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000012184 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000012184 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000012184 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000012184 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000012184 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.89%
C000012184 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.37%
C000012184 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.49%
C000012184 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.96%
C000012184 | Call Options Written
Holdings [Line Items]
Percent of Net Asset Value	(1.09%)
C000012184 | Put Options Written
Holdings [Line Items]
Percent of Net Asset Value	(0.58%)
C000103073 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103073 | Teekay Tankers, Ltd.Class A
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000103073 | M/I Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103073 | SFL Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000103073 | Tronox Holdings PLCClass A
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000103073 | Golden Ocean Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000103073 | Vista Outdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000103073 | Patrick Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000103073 | Telephone and Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000103073 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000103073 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000103073 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000103073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.51%
C000103073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000103073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000103073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000103073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.78%
C000103073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.91%
C000103073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000103073 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.73%
C000103073 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000103073 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103073 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103073 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000012190 | Jackson Financial, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000012190 | Amkor Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000012190 | Enstar Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012190 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000012190 | Taylor Morrison Home Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000012190 | WSFS Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000012190 | Prestige Consumer Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000012190 | Abercrombie & Fitch Co.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000012190 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000012190 | Pathward Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000012190 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000012190 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.58%
C000012190 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000012190 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.46%
C000012190 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.26%
C000012190 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000012190 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.95%
C000012190 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.73%
C000012190 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012190 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000012190 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000012190 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000012190 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012186 | RealReal, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000012186 | American Superconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000012186 | Arq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000012186 | Amplify Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000012186 | OptimizeRx Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000012186 | Epsilon Energy, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000012186 | Rayonier Advanced Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000012186 | Security National Financial Corp.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000012186 | MagnaChip Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000012186 | Gran Tierra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000012186 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000012186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000012186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000012186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000012186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000012186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.22%
C000012186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.91%
C000012186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.81%
C000012186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.25%
C000012186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000012186 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.53%
C000012186 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000012186 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000012186 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012186 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012187 | Natural Gas Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012187 | Redwire Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000012187 | Orion Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000012187 | Superior Group of Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000012187 | Emergent BioSolutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000012187 | LendingTree, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000012187 | Sight Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000012187 | GeneDx Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000012187 | Selectquote, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000012187 | CSP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000012187 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000012187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000012187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000012187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000012187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.83%
C000012187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000012187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000012187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.09%
C000012187 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.71%
C000012187 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000012187 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000012187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012187 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.01%